UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_| is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Defiance Asset Management, LLC*

Address:  100 Front Street
          Suite 920
          West Conshohocken, PA 19428

13F File Number: 028-11629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mimi Drake
Title:  Chief Financial Officer
Phone:  (610) 940-5306


Signature, Place and Date of Signing:

/s/ Mimi Drake                  West Conshohocken, PA         August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

* Defiance Asset Management, LLC held a position in only one of the securities listed on the Securities and Exchange Commission's Official List of Section
13(f) Securities on June 30, 2010 as a result of the winding up of its operations. Completion of the winding up process of Defiance Asset Management, LLC is intended prior to its next Form 13F quarterly report date. Accordingly, Defiance Asset Management, LLC intends this Form 13F filing to conclude its Form 13F filing obligations as well as those of Defiance Asset Management Fund, L.P.

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $634
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number             Name

1   028-11630                        Defiance Asset Management Fund, L.P.


                                                    FORM 13F INFORMATION TABLE
                                                          June 30, 2010




COLUMN 1                  COLUMN  2        COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6       COLUMN 7        COLUMN 8

                                                      VALUE      SHRS OR   SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS   CUSIP      (x$1,000)  PRN AMT   PRN CALL  DISCRETION      MANAGERS  SOLE   SHARED   NONE
--------------            --------------   -----      ---------  -------   --- ----  ----------      --------  -----  ------   ----
UNITED TECHNOLOGIES CORP  COM              913017109  634         9,760     SH       SHARED-DEFINED  1         9,760



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